MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale:
Amortized cost	$ 12,466	$ 11,784
Unrealized losses	(72)	(82)
Unrealized gains	112	117
Market value	12,506	11,819
Equity funds [Member]
Available-for-sale:
Amortized cost	118	118
Unrealized losses	0	0
Unrealized gains	112	117
Market value	230	235
Corporate bonds [Member]
Available-for-sale:
Amortized cost	12,348	11,666
Unrealized losses	(72)	(82)
Unrealized gains	0	0
Market value	$ 12,276	$ 11,584